Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 49,242	$ 32,472
Expensed (recovered) during the period	(3,166)	32,024
Payments	(24,207)	(15,254)
Ending balance	21,869	49,242
Current	8,333
Long-term	13,536	27,387
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	15,592	10,459
Expensed (recovered) during the period	2,115	10,888
Payments	(10,757)	(5,755)
Ending balance	6,950	15,592
Current	4,719
Long-term	2,231
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	29,045	19,624
Expensed (recovered) during the period	(4,188)	18,920
Payments	(13,450)	(9,499)
Ending balance	11,407	29,045
Current	3,614
Long-term	7,793
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	3	6
Expensed (recovered) during the period	(3)	(3)
Ending balance		3
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	4,602	2,383
Expensed (recovered) during the period	(1,090)	2,219
Ending balance	3,512	$ 4,602
Long-term	$ 3,512